Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2013
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC GOVERNMENT MONEY MARKET
Central Index Key	dei_EntityCentralIndexKey	0000310407
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
MADISON MOSAIC GOVERNMENT MONEY MARKET | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.07%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,020
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	1.48%
MADISON MOSAIC GOVERNMENT MONEY MARKET
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary	rr_ObjectivePrimaryTextBlock

Madison Mosaic Government Money Market Trust (the “Fund”) is a money market mutual fund. It has two main objectives: (1) to preserve capital and (2) to provide liquidity by investing in U.S. Government securities.

Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is to maintain a stable share price of $1.00 per share.  In doing so, the Fund invests in securities that are issued or guaranteed by the U.S. Government or its agencies.  It may also invest in securities that are collateralized by such securities.  In order to maintain the Fund’s price stability, the Fund limits its investments to short-term U.S. Government securities that may not yield as high a level of income as longer-term securities.  Since the Fund’s share price is stable, the Fund is intended for investors who are seeking current income with little risk.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

U.S. Government Securities Risk.  Because the Fund limits its investments to U.S. Government securities, it is unlikely that a Fund investment will default.  However, some or all of Fund securities may be represented by securities issued by Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks that are not guaranteed or insured by the United States Government.  Although these securities are not backed by the U.S. Government’s “full faith and credit,” the agencies issuing these securities have the authority to borrow from the Federal Treasury, with Freddie Mac having an indirect line of credit through the Federal Home Loan Banks.  Nevertheless, no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk.  The Fund is subject to credit risk, which is the risk that the financial health of a security issuer may decline, thereby causing the price of its debt securities to decline or to become more volatile, or causing the issuer to default on its securities (i.e., to fail to pay interest or principal when due).

Interest Rate Risk.  Because of its investments in debt securities, the Fund is subject to interest rate risk, which is the risk that the market value of these securities will go down when interest rates go up.

Negative Yield Risk.  Due to a number of market influences, yields on short-term U.S. Treasury debt instruments are currently near historical lows.  As a result, yields on the Fund are currently at very low levels.  Although the Fund’s investment adviser has agreed to waive certain fund expenses, there is no guarantee that the Fund will be able to avoid a negative yield.

Stable Share Price Risk.  You should also understand that government backing applies to investments in the Fund and not to shares of the Fund itself.  As a result, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Fund.

Manager Risk.  Like all actively managed mutual funds, the Fund is subject to manager risk, which is the risk that the investment adviser to the Fund may make investment decisions that fail to produce the intended result.

Market Risk. The Fund is subject to market risk, which is the risk that the market values of securities in the Fund’s portfolio may go up and down as securities markets react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The performance of the Fund in the past, shown below, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns for Class Y Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Fund’s returns during periods of changing interest rates.  This information provides some indication of the risks of investing in the Fund.  The performance of the Fund in the past, shown below, is not necessarily an indication of how the Fund will perform in the future.

Annual Return 2003	rr_AnnualReturn2003	0.51%
Annual Return 2004	rr_AnnualReturn2004	0.74%
Annual Return 2005	rr_AnnualReturn2005	2.59%
Annual Return 2006	rr_AnnualReturn2006	4.39%
Annual Return 2007	rr_AnnualReturn2007	4.57%
Annual Return 2008	rr_AnnualReturn2008	2.04%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Bar Chart Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	1.17% (quarter ended 12-31-06)
Lowest:	0.00% (quarter ended 6-30-09 and all quarters through 12-31-12)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2012)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The investment adviser has been waiving all or a portion of its management fee and/or service agreement fees since 2003.  If these fees had not been waived, returns in the above chart and table would have been lower.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

[1]	Pursuant to a services agreement with the Fund, the Fund's investment adviser has agreed, until at least February 1, 2014, to waive all fees and expenses of the Fund to the extent that the Fund's total annual operating expenses exceed the lesser of the Fund's gross yield earned on securities or 0.50%, calculated on a daily basis. This fee waiver cannot be terminated prior to February 1, 2014 without the Board of Trustee's consent.